Segmental analysis	6 Months Ended
Jun. 30, 2018
Segmental analysis
Segmental analysis

10. Segmental analysis

The business is organised into the following franchises and reportable segments:

•	Personal & Business Banking (PBB), comprising two reportable segments, UK Personal & Business Banking (UK PBB) and Ulster Bank RoI;
•	Commercial & Private Banking (CPB), comprising two reportable segments: Commercial Banking and Private Banking;
•	RBS International (RBSI) which is a single reportable segment;
•	NatWest Markets (NWM), which is a single reportable segment; and
•	Central items & other which comprises corporate functions.

Analysis of operating profit/(loss)

The following tables provide a segmental analysis of operating profit/(loss) by main income statement captions.

	Net		Other non-			Impairment
	interest	Net fees and	interest	Total	Operating	(losses)/	Operating
	income	commissions	income	income	expenses	releases	profit/(loss)
	£m	£m	£m	£m	£m	£m	£m
Half year ended 30 June 2018
UK Personal & Business Banking	2,542	546	73	3,161	(1,582)	(147)	1,432
Ulster Bank RoI	224	43	45	312	(252)	26	86

Personal & Business Banking	2,766	589	118	3,473	(1,834)	(121)	1,518

Commercial Banking	997	444	339	1,780	(849)	(19)	912
Private Banking	252	116	14	382	(225)	(1)	156

Commercial & Private Banking	1,249	560	353	2,162	(1,074)	(20)	1,068

RBS International	219	52	13	284	(114)	3	173
NatWest Markets	67	(7)	661	721	(671)	(4)	46
Central items & other	25	1	36	62	(1,042)	1	(979)

Total	4,326	1,195	1,181	6,702	(4,735)	(141)	1,826

Half year ended 30 June 2017
UK Personal & Business Banking	2,564	568	40	3,172	(1,744)	(97)	1,331
Ulster Bank RoI	206	47	40	293	(293)	11	11

Personal & Business Banking	2,770	615	80	3,465	(2,037)	(86)	1,342

Commercial Banking	1,141	516	93	1,750	(996)	(94)	660
Private Banking	226	83	12	321	(232)	(7)	82

Commercial & Private Banking	1,367	599	105	2,071	(1,228)	(101)	742

RBS International	161	22	12	195	(94)	(5)	96
NatWest Markets	66	(10)	774	830	(1,092)	77	(185)
Central items & other	108	(8)	258	358	(401)	(1)	(44)

Total	4,472	1,218	1,229	6,919	(4,852)	(116)	1,951

	Half year ended
	30 June 2018			30 June 2017
		Inter			Inter
	External	segment	Total	External	segment	Total
Total revenue	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	3,577	33	3,610	3,589	17	3,606
Ulster Bank RoI	339	—	339	330	(1)	329

Personal & Business Banking	3,916	33	3,949	3,919	16	3,935

Commercial Banking	1,873	39	1,912	1,808	31	1,839
Private Banking	333	88	421	273	70	343

Commercial & Private Banking	2,206	127	2,333	2,081	101	2,182

RBS International	235	79	314	156	62	218
NatWest Markets	953	259	1,212	1,051	456	1,507
Central items & other	961	(498)	463	1,150	(635)	515

Total	8,271	—	8,271	8,357	—	8,357

Analysis of net fees and commissions

	UK	Ulster	Commercial	Private	RBS	NatWest	Central items
	PBB	Bank RoI	Banking	Banking	International	Markets	& other	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Half year ended 30 June 2018
Fees and commissions receivable
- Payment services	223	12	145	17	11	1	—	409
- Credit and debit card fees	257	12	51	6	—	—	—	326
- Lending (credit facilities)	237	15	154	1	17	39	—	463
- Brokerage	37	4	—	3	—	22	—	66
- Investment management	25	2	—	95	21	—	—	143
- Trade finance	1	1	66	1	2	2	—	73
- Underwriting fees	—	—	22	—	—	93	—	115
- Other	3	—	29	8	1	66	(56)	51

Total	783	46	467	131	52	223	(56)	1,646

Fees and commissions payable	(237)	(3)	(23)	(15)	—	(230)	57	(451)

Net fees and commissions	546	43	444	116	52	(7)	1	1,195

Half year ended 30 June 2017
Fees and commissions receivable
- Payment services	208	14	152	18	13	—	—	405
- Credit and debit card fees	263	14	48	6	—	—	—	331
- Lending (credit facilities)	253	15	208	1	6	46	—	529
- Brokerage	47	7	—	4	1	29	—	88
- Investment management	40	2	18	57	3	1	—	121
- Trade finance	—	—	81	—	3	4	—	88
- Underwriting fees	—	—	—	—	—	67	—	67
- Other	4	—	30	10	—	105	(112)	37

Total	815	52	537	96	26	252	(112)	1,666

Fees and commissions payable	(247)	(5)	(21)	(13)	(4)	(262)	104	(448)

Net fees and commissions	568	47	516	83	22	(10)	(8)	1,218

Total assets and liabilities

	30 June 2018		31 December 2017
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
UK Personal & Business Banking	192,283	184,624	190,636	183,410
Ulster Bank RoI	24,892	20,797	24,564	19,853

Personal & Business Banking	217,175	205,421	215,200	203,263

Commercial Banking	141,849	102,794	149,545	105,144
Private Banking	20,876	26,622	20,290	27,049

Commercial & Private Banking	162,725	129,416	169,835	132,193

RBS International	29,827	28,574	25,867	29,077
NatWest Markets	284,976	266,447	277,886	248,553
Central items & other	53,633	69,987	49,268	75,877

Total	748,336	699,845	738,056	688,963